SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 15:-   SUBSEQUENT EVENT

On February 18, 2016, the Company reached an agreement to extend the payment schedule for the consideration due to be paid to the former shareholders of Vexigo in amount of $2,600, which comprised of cash, pre-closing declared dividend and net working capital considerations in amount of $1,000, $1,000 and $600, respectively. The agreed upon extension provides for the payment of $400 in February 2016, additional payments of $100 on the 10th day of each month commencing in April 2016 and ending in March 2017 ($1,200 in the aggregate), a payment of $300 on May 10, 2017, a payment of $400 on July 10, 2017, and the remaining balance, including a final payment of $300 and any earn-out payment on October 10, 2017.

The parties also agreed that if: (a) as of July 10, 2016 or on the 10th day of succeeding month, the Company's cash balance will be in excess of $3,300, the Company will pay a one-time pre-payment of $300 on account of the extend payment scheduled to be made in 2017; or (b) the Company's cash balance will be in equal to or excess of $4,000, the Company will pay a one-time pre-payment of the lesser of $900 or the remaining balance that is owned to the former Vexigo shareholders. The parties also agreed that if, at any time, the Company's cash balance will be lower than $2,500, the Company will stop all payments until its cash balances return to that level.